ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2014
ASSET RETIREMENT OBLIGATION
Schedule of changes in asset retirement obligation

($ thousands)	December 31, 2014	December 31, 2013

Balance, beginning of year	$291,761	$256,102
Change in estimates	4,378	44,217
Property acquisition and development activity	1,778	1,454
Divestments	(4,313)	(8,362)
Settlements	(19,409)	(16,606)
Accretion expense	14,497	14,956

Balance, end of year	$288,692	$291,761